SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
General And Administrative Expenses
Professional expense	$ 973,707	$ 758,223	$ 291,366
Depreciation expense	36,381	179,103	187,259
Payroll expense	2,274,883	1,870,720	2,034,346
Staff welfare	57,793	23,294	11,703
Share-based compensation expenses	6,355,000
Insurance expense	85,405	26,618	10,079
Lease expense	222,059	213,199	212,871
Utility expense	18,022	18,655	18,403
Motor expense	129,694	71,365	82,096
Office expense	91,729	91,940	92,988
Business development	397,292	107,247	60,022
(Reversal) provision of current expected credit loss of accounts receivables	164,498	243,229	(176,170)
Bank charges	18,341	22,032	8,999
Others	176,602	147,981	127,521
General and administrative expenses	$ 11,001,406	$ 3,773,606	$ 2,961,483